Shareholders’ Equity (Details) - Schedule of share-based expense recognized in the statements of income - Share-based compensation expense [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Shareholders’ Equity (Details) - Schedule of share-based expense recognized in the statements of income [Line Items]
Share-based compensation expense – Research and development	$ 855	$ 2,210	$ 1,969
Share-based compensation expense – General and administrative	1,953	420	1,849
Share-based compensation expense – Finance expenses			341
Total share-based expense	$ 2,808	$ 2,630	$ 4,159